Escrow Deposits - Schedule of Payments Related to Escrow Deposits (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024		Dec. 31, 2023
Escrow Deposits
Labor claims	R$ 219		R$ 226
Tax contingencies
Income tax on interest on equity	34		33
PIS/Pasep and Cofins taxes	5	[1]	76
Donations and legacy tax (ITCD)	67		64
Urban property tax (IPTU)	110		106
Finsocial tax	48		46
Income and social contr. tax on indemnity for employees' 'Anuênio' benefit	332		319
Income tax withheld at source on inflationary income	10		9
Income tax and contribution tax effective rate	153	[2]	143
Other	120	[3]	115
Escrow deposits tax issues	879		911
Other
Regulatory	42		50
Third party	10		12
Customer relations	7		5
Court embargo	26		27
Other	13		12
Escrow deposits other	98		106
Long term escrow deposit	1,196		R$ 1,243
Escrow Deposit Recovered	R$ 76

[1]

This refers to escrow deposits in the action challenging the constitutionality of inclusion of ICMS tax within the amount to which PIS/Pasep and Cofins taxes are applied. In December 2024, Gasmig was able to recover the escrow deposits that had been paid into court for these actions, in the updated amount of R$76.

[2]

Court escrow deposit in the proceedings challenging charging of corporate income tax and the Social Contribution tax on payments of Interest on Equity and application of the Social Contribution tax to cultural and artistic donations and sponsorship, expenses on punitive fines, and taxes with enforceability suspended.

[3]	Includes escrow deposits from legal actions related to INSS and PIS/Pasep and Cofins taxes.